Condensed Consolidated Statements of Financial Position (Parenthetical) - $ / shares	Jun. 30, 2023	Dec. 31, 2022
Statement of financial position [abstract]
Number of shares outstanding (in shares)	222,622,889	222,622,889
Share capital, par value (in USD per share)	$ 1.00	$ 1.00